Finance Costs, Net - Schedule of Finance Costs, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Finance Costs, Net [Abstract]
Interest income on bank balance	$ 1,741	$ 474	$ 219
Finance income	1,741	474	219
Interest expenses for lease liability	(34,775)	(31,882)	(15,929)
Interest expenses on loans and long-term payable	(62,892)	(50,884)	(7,313)
Finance costs	(97,667)	(82,766)	(23,242)
Finance costs, net	$ (95,926)	$ (82,292)	$ (23,023)